Share based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Stock Based Compensation Expense	$ 287,900	$ 168,416	$ 43,809
Employee Share Purchase Plan
Total Stock Based Compensation Expense	106,935	8,133	0
Restricted Stock Units
Total Stock Based Compensation Expense	154,715	111,060	0
Deferred Share Units
Total Stock Based Compensation Expense	0	15,000	0
Stock Option Expense
Total Stock Based Compensation Expense	$ 26,250	$ 34,223	$ 43,809